consolidated statements of changes in owners' equity - CAD ($) shares in Millions, $ in Millions	Equity contributed, Common shares	Contributed surplus	Retained earnings	Accumulated other comprehensive income	Common equity	Non-controlling interests	Total
Balance (in shares) at Dec. 31, 2021	1,370
Balance at Dec. 31, 2021	$ 9,644	$ 1,013	$ 4,256	$ 203	$ 15,116	$ 943	$ 16,059
Net income (loss)			1,615		1,615	103	1,718
Other comprehensive income (loss)			132	(93)	39	40	79
Dividends			(1,899)		(1,899)		(1,899)
Dividends reinvested and optional cash payments (in shares)	23
Dividends reinvested and optional cash payments	$ 660				660		660
Equity accounted share-based compensation	$ 103	18			121	12	133
Equity accounted share-based compensation (in shares)	4
Issue of Common Shares in business combination	$ 992				992		992
Issue of Common Shares in business combination (in shares)	34
Change in ownership interests of subsidiaries		(75)			(75)	(9)	(84)
Balance (in shares) at Dec. 31, 2022	1,431
Balance at Dec. 31, 2022	$ 11,399	956	4,104	110	16,569	1,089	17,658
Net income (loss)			841		841	26	867
Other comprehensive income (loss)			1	(154)	(153)	(25)	(178)
Dividends			(2,111)		(2,111)		(2,111)
Dividends reinvested and optional cash payments (in shares)	30
Dividends reinvested and optional cash payments	$ 749				749		749
Equity accounted share-based compensation	$ 99	5			104		104
Equity accounted share-based compensation (in shares)	4
Issue of Common Shares in business combination	$ 23				23		23
Issue of Common Shares in business combination (in shares)	1
Change in ownership interests of subsidiaries	$ 54	36			90	100	190
Change in ownership interests of subsidiaries	2
Balance (in shares) at Dec. 31, 2023	1,468
Balance at Dec. 31, 2023	$ 12,324	$ 997	$ 2,835	$ (44)	$ 16,112	$ 1,190	$ 17,302